SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
SHARE-BASED COMPENSATION
Number of options granted during the period	775,561	10,378,710
Share based compensation expense	$ 0
Options
SHARE-BASED COMPENSATION
Number of options granted during the period	940,640
Number of shares issued	9,132,593
Share based compensation expense	$ 0
Unrecognized share-based compensation expense	18,776
Share-based compensation expense recognized based on period of service	$ 16,243
Options | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that may be issued			51,550,661
Number of options granted during the period	775,561	10,378,710
Share options, contractual term (in years)	10 years
Number of options that were exercisable	0
Options | 2022 Share Incentive Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	0 years
Options | 2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	3 years
Options | Employee
SHARE-BASED COMPENSATION
Number of options granted during the period	0	1,028,126
Fair value of awards recognized as dividends	$ 2,101
Options | Employee | 2022 Share Incentive Plan | Director or Officer
SHARE-BASED COMPENSATION
Number of options granted during the period	0
Options | Non employee | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of options granted during the period	0	312,292